United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2782

(Investment Company Act File Number)

Federated High Income Bond Fund, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/2019

Date of Reporting Period: Quarter ended 12/31/2018

Item 1.	Schedule of Investments

Federated High Income Bond Fund, Inc.
Portfolio of Investments
December 31, 2018 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—96.6%
	Aerospace/Defense—1.2%
$950,000	Engility Corp., Sr. Unsecd. Note, 8.875%, 9/1/2024	$1,017,688
200,000	TransDigm UK Holdings PLC, Sr. Sub., 144A, 6.875%, 5/15/2026	191,000
900,000	TransDigm, Inc., 5.500%, 10/15/2020	894,375
575,000	TransDigm, Inc., Sr. Sub., 6.375%, 6/15/2026	536,906
2,300,000	TransDigm, Inc., Sr. Sub. Note, 6.000%, 7/15/2022	2,251,125
1,975,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 7/15/2024	1,928,094
400,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 5/15/2025	383,500
	TOTAL	7,202,688
	Automotive—2.1%
2,725,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	2,098,250
2,250,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	2,022,187
1,150,000	BCD Acquisition, Inc., 144A, 9.625%, 9/15/2023	1,187,375
1,750,000	Dana Financing Lux Sarl, 144A, 6.500%, 6/1/2026	1,686,562
650,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	609,375
550,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	484,688
1,125,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.000%, 5/31/2026	1,016,719
125,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	122,969
925,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	869,500
3,150,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	2,758,045
	TOTAL	12,855,670
	Banking—0.5%
2,850,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	2,846,438
425,000	Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	422,875
	TOTAL	3,269,313
	Building Materials—1.7%
150,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2023	148,875
2,075,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2026	1,983,576
1,425,000	Building Materials Corp. of America, Sr. Unsecd. Note, 144A, 6.000%, 10/15/2025	1,372,061
1,525,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	1,361,063
720,000	Masonite International Corp., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2023	701,100
500,000	Masonite International Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2026	472,500
1,675,000	Pisces Midco, Inc., Sec. Fac. Bond, 144A, 8.000%, 4/15/2026	1,538,906
2,850,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	2,500,875
350,000	USG Corp., Sr. Unsecd. Note, 144A, 4.875%, 6/1/2027	353,500
	TOTAL	10,432,456
	Cable Satellite—8.8%
425,000	CCO Holdings LLC/Cap Corp., 144A, 5.375%, 5/1/2025	408,531
1,700,000	CCO Holdings LLC/Cap Corp., 144A, 5.750%, 2/15/2026	1,670,250
2,550,000	CCO Holdings LLC/Cap Corp., 5.750%, 9/1/2023	2,543,625
975,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	939,656
2,325,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	2,144,812
1,550,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	1,447,545
150,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 4/1/2024	149,625
1,125,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 5/1/2027	1,094,063
600,000	CSC Holdings LLC, 144A, 5.375%, 7/15/2023	587,052

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$525,000	CSC Holdings LLC, 144A, 5.500%, 5/15/2026	$496,125
1,075,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 10/15/2025	1,091,125
875,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	877,188
1,375,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.750%, 7/15/2025	1,402,500
875,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 10.125%, 1/15/2023	943,478
2,325,000	CSC Holdings LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	2,284,312
1,350,000	CSC Holdings LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	1,326,375
2,325,000	CSC Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	2,168,062
925,000	CSC Holdings, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2024	849,844
1,725,000	Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	1,699,125
900,000	Charter Communications Holdings II, 5.125%, 2/15/2023	879,750
1,050,000	Charter Communications Holdings II, 5.750%, 1/15/2024	1,047,375
1,075,000	DISH DBS Corp., 5.000%, 3/15/2023	898,969
525,000	DISH DBS Corp., 5.875%, 7/15/2022	484,969
3,125,000	DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	2,527,344
1,000,000	DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	830,000
600,000	Intelsat Jackson Holdings S.A., 144A, 8.000%, 2/15/2024	619,500
1,800,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	1,755,000
650,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	655,070
1,825,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	1,596,875
1,475,000	Sirius XM Radio, Inc., 144A, 4.625%, 5/15/2023	1,419,688
2,700,000	Sirius XM Radio, Inc., 144A, 6.000%, 7/15/2024	2,716,875
1,000,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 4/15/2025	951,250
3,600,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	3,276,000
300,000	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 144A, 5.000%, 1/15/2025	294,600
1,625,000	Unitymedia KabelBW GmbH, 144A, 6.125%, 1/15/2025	1,641,087
3,000,000	Virgin Media Secured Finance PLC, 144A, 5.250%, 1/15/2026	2,760,000
1,225,000	Virgin Media, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2025	1,156,131
200,000	Virgin Media, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2024	192,850
2,675,000	Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	2,400,812
1,725,000	Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	1,513,687
	TOTAL	53,741,125
	Chemicals—2.5%
925,000	Alpha 2 BV, Sr. Unsecd. Note, 144A, 8.750%, 6/1/2023	890,312
1,950,000	Alpha 3 BV, Sr. Unsecd. Note, 144A, 6.250%, 2/1/2025	1,842,750
2,225,000	Compass Minerals International, Inc., 144A, 4.875%, 7/15/2024	2,024,750
2,675,000	Hexion U.S. Finance Corp., 6.625%, 4/15/2020	2,140,000
1,425,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	1,261,125
325,000	PQ Corp., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2025	302,250
800,000	Platform Specialty Products Corp., Sr. Unsecd. Note, 144A, 5.875%, 12/1/2025	752,000
4,700,000	Platform Specialty Products Corp., Sr. Unsecd. Note, 144A, 6.500%, 2/1/2022	4,717,625
1,300,000	Starfruit Finco BV, Sr. Unsecd. Note, 144A, 8.000%, 10/1/2026	1,205,750
	TOTAL	15,136,562
	Construction Machinery—0.6%
1,150,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	1,012,000
675,000	United Rentals North America, Inc., Sr. Unsecd. Note, 6.500%, 12/15/2026	666,562
575,000	United Rentals, Inc., 5.750%, 11/15/2024	555,594
625,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 7/15/2025	590,625
575,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	534,750

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Construction Machinery—continued
$600,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	$567,750
	TOTAL	3,927,281
	Consumer Cyclical Services—0.4%
1,925,000	GW Honos Security Corp., Sr. Unsecd. Note, 144A, 8.750%, 5/15/2025	1,761,375
525,000	ServiceMaster Co. LLC, Sr. Unsecd. Note, 7.450%, 8/15/2027	538,125
	TOTAL	2,299,500
	Consumer Products—1.5%
600,000	Energizer Gamma Acquisition, Inc., Sr. Unsecd. Note, 144A, 6.375%, 7/15/2026	552,000
400,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2025	362,000
1,050,000	First Quality Finance Co., Inc., 144A, 4.625%, 5/15/2021	1,021,125
275,000	First Quality Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.000%, 7/1/2025	246,813
2,900,000	Prestige Brands Holdings, Inc., 144A, 5.375%, 12/15/2021	2,845,625
2,625,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/1/2024	2,546,250
900,000	Spectrum Brands, Inc., 5.750%, 7/15/2025	859,230
525,000	Spectrum Brands, Inc., 6.125%, 12/15/2024	507,937
	TOTAL	8,940,980
	Diversified Manufacturing—1.1%
400,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 4.625%, 2/10/2026	370,000
1,919,000	Gates Global LLC, 144A, 6.000%, 7/15/2022	1,887,816
250,000	JPW Industries Holding Corp., Sr. Secd. Note, 144A, 9.000%, 10/1/2024	241,875
1,475,000	Titan Acquisition Ltd., Sr. Unsecd. Note, 144A, 7.750%, 4/15/2026	1,264,813
1,625,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	1,610,781
1,550,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	1,466,688
	TOTAL	6,841,973
	Environmental—0.4%
2,200,000	Tervita Escrow Corp., 144A, 7.625%, 12/1/2021	2,106,500
	Finance Companies—2.6%
375,000	Avolon Holdings Ltd., Sr. Unsecd. Note, 144A, 5.125%, 10/1/2023	359,063
275,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 1/25/2023	241,656
2,650,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	2,226,000
325,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	277,875
275,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	228,938
1,475,000	Navient Corp., Sr. Unsecd. Note, 7.250%, 9/25/2023	1,358,844
1,175,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	1,013,437
500,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, 144A, 4.500%, 3/15/2023	468,750
275,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2022	267,094
5,025,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, 144A, 5.500%, 2/15/2024	4,861,687
3,850,000	Quicken Loans, Inc., 144A, 5.750%, 5/1/2025	3,619,000
850,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	755,437
	TOTAL	15,677,781
	Food & Beverage—2.6%
2,550,000	Anna Merger Subsidiary, Inc., 144A, 7.750%, 10/1/2022	484,500
1,450,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	1,421,000
1,175,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,098,625
1,625,000	Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	1,612,813
2,250,000	B&G Foods, Inc., Sr. Unsecd. Note, 5.250%, 4/1/2025	2,100,937
650,000	Lamb Weston Holdings, Inc., Sr. Unsub., 144A, 4.875%, 11/1/2026	627,250
2,200,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2026	2,013,000
800,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2025	770,848

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Food & Beverage—continued
$1,000,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	$923,750
3,000,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	2,827,500
2,225,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2024	2,172,156
	TOTAL	16,052,379
	Gaming—4.3%
450,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	437,063
1,925,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	1,951,469
275,000	Boyd Gaming Corp., Sr. Unsecd. Note, Series WI, 6.000%, 8/15/2026	258,156
3,900,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	3,363,750
350,000	Delta Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.000%, 9/15/2026	331,625
1,325,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2025	1,284,773
225,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	223,594
450,000	MGM Mirage, Inc., 7.750%, 3/15/2022	479,813
400,000	MGM Mirage, Inc., Sr. Unsecd. Note, 6.750%, 10/1/2020	412,000
975,000	MGM Resorts International, 6.000%, 3/15/2023	982,312
625,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	564,062
1,650,000	MGM Resorts International, Sr. Unsecd. Note, 5.750%, 6/15/2025	1,600,500
1,725,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	1,619,344
1,175,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	1,054,562
2,200,000	Rivers Pittsburgh LP, 144A, 6.125%, 8/15/2021	2,139,500
4,075,000	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 144A, 5.875%, 5/15/2021	4,085,187
1,950,000	Star Group Holdings BV, Sr. Unsecd. Note, 144A, 7.000%, 7/15/2026	1,901,250
1,800,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	1,633,500
1,250,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, 144A, 5.875%, 5/15/2025	1,171,875
775,000	Wynn Las Vegas LLC, Sr. Unsecd. Note, 144A, 5.250%, 5/15/2027	682,969
	TOTAL	26,177,304
	Health Care—11.4%
925,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	881,063
2,375,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.500%, 3/1/2024	2,303,750
2,950,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/15/2023	2,507,500
800,000	Avantor, Inc., 144A, 6.000%, 10/1/2024	788,000
2,225,000	Avantor, Inc., Sr. Unsecd. Note, 144A, 9.000%, 10/1/2025	2,230,562
1,450,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	1,323,198
600,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.625%, 1/15/2024	594,000
2,050,000	CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	943,000
525,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2026	518,438
1,675,000	Enterprise Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.750%, 10/15/2026	1,453,063
275,000	HCA, Inc., 4.750%, 5/1/2023	271,563
5,025,000	HCA, Inc., 5.000%, 3/15/2024	4,987,312
2,400,000	HCA, Inc., 5.875%, 5/1/2023	2,436,000
650,000	HCA, Inc., Bond, 5.875%, 3/15/2022	667,875
1,175,000	HCA, Inc., Sr. Secd. Note, 5.250%, 4/15/2025	1,172,063
2,375,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	2,321,562
900,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	877,500
325,000	HCA, Inc., Sr. Unsecd. Note, 7.500%, 2/15/2022	346,125
725,000	Hologic, Inc., Sr. Unsecd. Note, 144A, 4.375%, 10/15/2025	677,875
1,525,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	1,462,094
1,350,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	1,282,500
1,525,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	1,475,437

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$5,350,000	MPH Acquisition Holdings LLC, 144A, 7.125%, 6/1/2024	$5,002,250
7,025,000	Ortho-Clinical Diagnostics, Inc., 144A, 6.625%, 5/15/2022	6,357,625
1,600,000	Polaris Intermediate Corp., Sr. Unsecd. Note, 144A, 8.500%, 12/1/2022	1,465,392
3,850,000	SteriGenics - Nordion Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 5/15/2023	3,696,000
2,525,000	SteriGenics Nordion Topc, Sr. Unsecd. Note, 144A, 8.125%, 11/1/2021	2,379,812
2,450,000	Surgery Center Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 7/1/2025	2,094,750
4,900,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	4,024,125
375,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	349,219
700,000	Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	672,000
750,000	Teleflex, Inc., Sr. Unsecd. Note, 5.250%, 6/15/2024	750,000
1,925,000	Tenet Healthcare Corp., 144A, 5.125%, 5/1/2025	1,799,875
475,000	Tenet Healthcare Corp., 144A, 7.500%, 1/1/2022	482,719
225,000	Tenet Healthcare Corp., 8.125%, 4/1/2022	226,406
875,000	Tenet Healthcare Corp., Sr. Secd. Note, 144A, 4.625%, 7/15/2024	817,031
1,475,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 7.000%, 8/1/2025	1,369,906
1,350,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	1,272,375
2,675,000	Vizient, Inc., Sr. Unsecd. Note, 144A, 10.375%, 3/1/2024	2,842,187
2,450,000	West Street Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.375%, 9/1/2025	2,180,500
	TOTAL	69,302,652
	Health Insurance—0.3%
1,050,000	Centene Escrow Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2026	1,023,750
525,000	WellCare Health Plans, Inc., Sr. Unsecd. Note, 144A, 5.375%, 8/15/2026	507,938
	TOTAL	1,531,688
	Independent Energy—5.6%
1,100,000	Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	1,001,000
625,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 10.000%, 4/1/2022	642,375
750,000	Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	678,750
1,585,000	Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	1,481,975
350,000	Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	327,250
575,000	Carrizo Oil & Gas, Inc., 6.250%, 4/15/2023	534,750
850,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	837,250
250,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	216,875
800,000	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	696,000
425,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series WI, 8.000%, 1/15/2025	377,188
2,275,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series WI, 8.000%, 6/15/2027	1,922,375
2,525,000	Crownrock LP/Crownrock F, 144A, 5.625%, 10/15/2025	2,281,969
325,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.375%, 5/31/2025	317,688
1,525,000	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, 144A, 8.000%, 11/29/2024	1,143,750
125,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.500%, 1/30/2026	128,594
725,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	743,270
550,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.000%, 10/15/2024	489,500
825,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	733,219
1,050,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	997,500
175,000	Gulfport Energy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 1/15/2026	151,813
650,000	Jagged Peak Energy, Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/1/2026	607,750
725,000	Laredo Petroleum, 5.625%, 1/15/2022	654,312
800,000	Laredo Petroleum, Sr. Unsecd. Note, 6.250%, 3/15/2023	722,000
1,350,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,250,437
550,000	Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2026	463,375

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$625,000	PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	$579,687
975,000	PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	870,187
450,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2025	409,500
475,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	439,375
1,225,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.625%, 10/15/2027	1,119,344
875,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.250%, 5/1/2023	778,750
625,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	521,094
1,425,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	1,175,625
550,000	Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	486,062
1,100,000	SM Energy Co., Sr. Unsecd. Note, 5.000%, 1/15/2024	962,500
475,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	415,625
50,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	44,750
575,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	517,500
1,900,000	SRC Energy, Inc., Sr. Unsecd. Note, Series WI, 6.250%, 12/1/2025	1,586,500
1,450,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	1,384,750
350,000	Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 6.875%, 4/15/2022	126,000
1,150,000	Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2025	368,000
475,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.250%, 9/15/2024	432,250
225,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.750%, 6/1/2026	204,750
1,625,000	Whiting Petroleum Corp., Sr. Unsecd. Note, 6.250%, 4/1/2023	1,486,875
475,000	Whiting Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.625%, 1/15/2026	409,687
	TOTAL	33,719,776
	Industrial - Other—0.7%
400,000	Anixter, Inc., Sr. Unsecd. Note, 144A, 6.000%, 12/1/2025	398,000
2,425,000	Hillman Group, Inc., Unsecd. Note, 144A, 6.375%, 7/15/2022	1,988,500
1,200,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	1,089,000
525,000	Resideo Funding, Inc., Sr. Unsecd. Note, 144A, 6.125%, 11/1/2026	518,438
375,000	Stevens Holding Company, Inc., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2026	371,250
	TOTAL	4,365,188
	Insurance - P&C—2.8%
2,225,000	Acrisure LLC, Sr. Unsecd. Note, 144A, 7.000%, 11/15/2025	1,907,938
1,600,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 7.750%, 7/1/2026	1,516,000
250,000	Ardonagh Midco Three PLC, Sec. Fac. Bond, 144A, 8.625%, 7/15/2023	215,000
2,425,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	2,197,729
4,975,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	4,527,250
1,950,000	Kirs Midco 3 PLC, Sec. Fac. Bond, 144A, 8.625%, 7/15/2023	1,667,250
2,750,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2025	2,475,000
2,525,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	2,326,686
	TOTAL	16,832,853
	Leisure—0.7%
625,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/31/2024	590,625
3,000,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	2,835,000
925,000	Voc Escrow Ltd., 144A, 5.000%, 2/15/2028	857,938
	TOTAL	4,283,563
	Lodging—0.4%
1,600,000	Hilton Domestic Operations, Sr. Unsecd. Note, 144A, 5.125%, 5/1/2026	1,540,000
1,100,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.375%, 4/15/2026	1,061,500
	TOTAL	2,601,500

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—5.7%
$1,550,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	$1,410,500
1,325,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	1,258,750
1,650,000		CBS Radio, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/1/2024	1,542,750
2,425,000	[1,2]	Clear Channel Communications, Inc., Company Guarantee, 9.000%, 3/1/2021	1,636,875
825,000		Clear Channel Worldwide, Series A, 6.500%, 11/15/2022	820,875
1,175,000		Clear Channel Worldwide, Series B, 6.500%, 11/15/2022	1,180,875
1,025,000		EMI Music Publishing Group North America Holdings, Inc., 144A, 7.625%, 6/15/2024	1,094,187
2,300,000		Gannett Co., Inc., 6.375%, 10/15/2023	2,314,375
150,000		Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	146,613
625,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.125%, 10/15/2024	577,812
2,325,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	2,173,410
1,175,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	1,175,000
2,050,000		Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	1,891,125
2,000,000		Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 6.125%, 2/15/2022	1,995,000
1,500,000		Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 8/1/2024	1,406,250
3,850,000		Nielsen Finance LLC/Nielsen Finance Co., 144A, 5.000%, 4/15/2022	3,696,000
500,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	470,000
1,050,000		Outfront Americas Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	1,034,250
2,175,000		Sinclair Television Group, 144A, 5.625%, 8/1/2024	2,044,500
375,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	332,813
1,775,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	1,661,844
2,800,000		Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	2,828,000
1,300,000		Urban One, Inc., 144A, 7.375%, 4/15/2022	1,235,000
150,000		WMG Acquisition Corp., Sec. Fac. Bond, 144A, 4.875%, 11/1/2024	142,875
550,000		WMG Acquisition Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2026	526,625
		TOTAL	34,596,304
		Metals & Mining—1.8%
1,675,000		Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	1,480,281
2,325,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	2,156,437
2,425,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	1,921,812
575,000		HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2023	570,688
1,175,000		HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2025	1,154,438
500,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	500,000
425,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.250%, 4/15/2023	420,750
500,000		Teck Resources Ltd., Sr. Unsecd. Note, 144A, 8.500%, 6/1/2024	536,875
275,000		Teck Resources Ltd., Sr. Unsecd. Note, 5.200%, 3/1/2042	232,375
875,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.000%, 8/15/2040	818,125
1,200,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	1,152,000
		TOTAL	10,943,781
		Midstream—5.7%
150,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	138,000
275,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	261,250
625,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	556,250
2,425,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	2,224,937
1,525,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	1,429,688
1,525,000		CNX Midstream Partners LP/CNX Midstream Finance Corp, Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	1,456,375
400,000		Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	379,120
1,850,000		Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 5.875%, 3/31/2025	1,845,375
625,000		Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 7.000%, 6/30/2024	660,938

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$2,750,000	Cheniere Energy Partners, LP, Series WI, 5.250%, 10/1/2025	$2,574,687
500,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 144A, 5.625%, 10/1/2026	468,750
1,475,000	Energy Transfer Equity LP, 5.875%, 1/15/2024	1,509,485
1,450,000	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	1,174,500
1,000,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.500%, 5/1/2021	825,000
1,775,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.750%, 1/15/2022	1,455,500
2,500,000	Holly Energy Partners LP, 144A, 6.000%, 8/1/2024	2,462,500
2,000,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	1,872,500
1,350,000	Suburban Propane Partners LP, 5.500%, 6/1/2024	1,262,250
2,500,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	2,225,000
2,650,000	Summit Midstream Holdings LLC, 5.500%, 8/15/2022	2,530,750
1,875,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	1,734,375
125,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2023	122,188
525,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.500%, 2/15/2026	498,750
825,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.875%, 3/15/2028	773,751
1,200,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2028	1,089,000
500,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.125%, 2/1/2025	471,250
1,650,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2027	1,555,125
500,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2026	488,750
500,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.250%, 5/1/2023	491,250
250,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	225,000
	TOTAL	34,762,294
	Oil Field Services—1.7%
275,000	Apergy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 5/1/2026	268,125
1,025,000	Nine Energy Services, Inc., Sr. Unsecd. Note, 144A, 8.750%, 11/1/2023	978,875
675,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	583,875
175,000	Precision Drilling Corp., Sr. Unsecd. Note, 5.250%, 11/15/2024	146,125
68,991	Precision Drilling Corp., Sr. Unsecd. Note, 6.500%, 12/15/2021	64,506
1,075,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.750%, 12/15/2023	995,719
900,000	Sesi LLC, 7.125%, 12/15/2021	769,500
2,500,000	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.750%, 9/15/2024	2,000,000
1,375,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	1,180,781
1,650,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2026	1,592,250
1,275,000	Weatherford International Ltd., 7.000%, 3/15/2038	663,000
1,025,000	Weatherford International Ltd., Sr. Unsecd. Note, 8.250%, 6/15/2023	622,688
425,000	Weatherford International, Inc., Sr. Unsecd. Note, 6.800%, 6/15/2037	225,250
	TOTAL	10,090,694
	Packaging—6.1%
2,300,000	ARD Finance SA, Sec. Fac. Bond, 7.125%, 9/15/2023	2,075,750
1,075,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	995,041
3,725,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 7.250%, 5/15/2024	3,729,656
4,350,000	Berry Plastics Corp., 5.500%, 5/15/2022	4,344,562
2,125,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	2,005,469
4,725,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	4,258,406
1,075,000	Crown Americas LLC, Sr. Unsecd. Note, 144A, 4.750%, 2/1/2026	1,022,594
100,000	Crown Americas LLC, Sr. Unsecd. Note, 4.250%, 9/30/2026	90,125
4,550,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	4,072,250
1,500,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	1,353,750
2,775,000	Multi-Color Corp., 144A, 6.125%, 12/1/2022	2,761,125

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$475,000	Multi-Color Corp., Sr. Unsecd. Note, 144A, 4.875%, 11/1/2025	$407,313
975,000	Owens-Brockway Glass Container, Inc., 144A, 5.375%, 1/15/2025	929,906
550,000	Owens-Brockway Glass Container, Inc., 144A, 5.875%, 8/15/2023	553,438
775,000	Owens-Brockway Glass Container, Inc., 144A, 6.375%, 8/15/2025	771,125
1,800,000	Reynolds Group Issuer, Inc./LLC/LU, 144A, 7.000%, 7/15/2024	1,717,875
2,761,957	Reynolds Group Issuer, Inc./LLC/LU, 5.750%, 10/15/2020	2,758,505
575,000	Reynolds Group, Sr. Unsecd. Note, 7.950%, 12/15/2025	563,500
650,000	Sealed Air Corp., 144A, 4.875%, 12/1/2022	645,937
500,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.500%, 9/15/2025	495,000
1,725,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	1,543,875
	TOTAL	37,095,202
	Paper—0.5%
575,000	Clearwater Paper Corp., Sr. Note, 4.500%, 2/1/2023	520,375
2,950,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	2,677,125
	TOTAL	3,197,500
	Pharmaceuticals—4.3%
650,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	608,563
900,000	Bausch Health Cos, Inc., Sr. Secd. Note, 144A, 7.000%, 3/15/2024	911,250
550,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2023	503,492
3,050,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2023	2,832,687
5,100,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	4,462,500
375,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	364,688
1,375,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	1,373,281
575,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	576,438
900,000	Eagle Holding Co. II LLC, Sr. Unsecd. Note, 144A, 7.625%, 5/15/2022	861,750
1,975,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 7/15/2023	1,515,812
400,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2023	306,000
2,325,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2025	1,679,812
6,275,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 6.375%, 8/1/2023	6,012,015
3,450,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	2,397,750
2,350,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	1,797,750
	TOTAL	26,203,788
	Refining—0.5%
3,025,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.500%, 11/1/2022	2,994,750
	Restaurants—1.1%
4,275,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.000%, 10/15/2025	3,943,687
350,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Sr. Secd. Note, 144A, 4.250%, 5/15/2024	323,159
350,000	Performance Food Group, Inc., 144A, 5.500%, 6/1/2024	339,938
925,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.000%, 6/1/2024	894,937
1,475,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/1/2026	1,430,794
	TOTAL	6,932,515
	Retailers—1.4%
1,275,000	Argos Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 7.125%, 3/15/2023	749,062
1,225,000	Michaels Stores, Inc., 144A, 5.875%, 12/15/2020	1,223,469
2,500,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/15/2023	2,462,500
800,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.625%, 8/1/2026	730,000
1,800,000	Rite Aid Corp., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2023	1,428,750
2,025,000	Sally Holdings LLC/Sally Capital, Inc., 5.625%, 12/1/2025	1,870,594
	TOTAL	8,464,375

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Supermarkets—0.7%
$2,750,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	$2,420,000
1,775,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	1,655,188
	TOTAL	4,075,188
	Technology—8.2%
2,275,000	Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.750%, 9/1/2026	2,087,312
625,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.000%, 9/1/2023	617,188
1,475,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.500%, 12/1/2024	1,463,937
1,350,000	CommScope, Inc., 144A, 5.500%, 6/15/2024	1,240,313
2,750,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	2,800,242
1,550,000	Ensemble S Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.000%, 9/30/2023	1,557,750
475,000	Financial & Risk US Holdings, Inc., 144A, 6.250%, 5/15/2026	458,969
1,275,000	Financial & Risk US Holdings, Inc., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2026	1,168,219
6,575,000	First Data Corp., 144A, 5.750%, 1/15/2024	6,445,735
675,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 5.125%, 4/1/2025	658,253
3,425,000	Inception Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/15/2024	2,680,062
3,900,000	Infor Software Parent, Inc., 144A, 7.125%, 5/1/2021	3,812,250
3,325,000	Infor US, Inc., 6.500%, 5/15/2022	3,228,242
2,500,000	Italics Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 7.125%, 7/15/2023	2,447,225
2,850,000	JDA Escrow LLC/JDA Bond Finance, Inc., 144A, 7.375%, 10/15/2024	2,878,500
600,000	MSCI, Inc., 144A, 5.750%, 8/15/2025	607,500
700,000	NCR Corp., 6.375%, 12/15/2023	680,197
325,000	NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	317,688
1,025,000	NCR Corp., Sr. Unsecd. Note, 5.000%, 7/15/2022	971,188
550,000	NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	538,313
2,475,000	Nuance Communications, Inc., Sr. Unsecd. Note, 144A, 5.625%, 12/15/2026	2,357,437
700,000	Nuance Communications, Inc., Sr. Unsecd. Note, 6.000%, 7/1/2024	699,125
2,500,000	Riverbed Technology, Inc., Sr. Unsecd. Note, 144A, 8.875%, 3/1/2023	1,856,250
575,000	Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023	575,000
400,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	378,000
225,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, 144A, 6.250%, 2/15/2026	226,969
1,500,000	Solera LLC/Solera Finance, Inc., 144A, 10.500%, 3/1/2024	1,605,000
1,475,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2025	1,375,437
4,350,000	Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	4,045,500
325,000	Vantiv LLC, Sr. Unsecd. Note, 144A, 4.375%, 11/15/2025	298,558
	TOTAL	50,076,359
	Utility - Electric—2.5%
300,000	Calpine Corp., 144A, 5.250%, 6/1/2026	274,875
775,000	Calpine Corp., 144A, 5.875%, 1/15/2024	761,438
2,875,000	Calpine Corp., 5.750%, 1/15/2025	2,637,812
2,750,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 8.500%, 11/1/2021	2,829,062
2,425,000	NRG Energy, Inc., 6.250%, 5/1/2024	2,470,469
850,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	859,562
1,150,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.250%, 5/15/2026	1,201,750
575,000	NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	554,156
225,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.250%, 1/31/2023	210,938
2,350,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	2,076,812
550,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 6.625%, 6/15/2025	557,563
700,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	676,375
	TOTAL	15,110,812

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Wireless Communications—4.2%
$525,000	Altice France SA, 144A, 8.125%, 2/1/2027	$496,125
800,000	Altice Luxembourg SA, 144A, 7.750%, 5/15/2022	731,000
3,025,000	Altice Luxembourg SA, Sr. Unsecd. Note, 144A, 7.625%, 2/15/2025	2,272,531
400,000	Digicel Ltd., Sr. Unsecd. Note, 144A, 8.250%, 9/30/2020	272,000
575,000	Numericable Group SA, 144A, 6.250%, 5/15/2024	538,344
4,825,000	Numericable-SFR SAS, 144A, 7.375%, 5/1/2026	4,439,000
1,900,000	Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	1,800,250
2,125,000	Sprint Corp., 7.125%, 6/15/2024	2,111,315
2,425,000	Sprint Corp., 7.875%, 9/15/2023	2,494,719
3,125,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	3,132,812
600,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 3/1/2026	594,000
675,000	Sprint Nextel Corp., Sr. Unsecd. Note, 6.000%, 11/15/2022	664,085
800,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	727,000
1,700,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2025	1,657,500
425,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	411,719
350,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.000%, 3/1/2023	352,601
475,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	482,106
1,700,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2024	1,751,306
625,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2026	639,062
	TOTAL	25,567,475
	TOTAL CORPORATE BONDS (IDENTIFIED COST $633,252,091)	587,409,769
	INVESTMENT COMPANY—2.1%
12,471,282	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.54%[3] (IDENTIFIED COST $12,474,105)	12,471,282
	TOTAL INVESTMENT IN SECURITIES—98.7% (IDENTIFIED COST $645,726,196)	599,881,051
	OTHER ASSETS AND LIABILITIES - NET—1.3%[4]	7,986,089
	TOTAL NET ASSETS—100%	$607,867,140
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 3/31/2018	16,674,574
Purchases/Additions	96,705,210
Sales/Reductions	(100,908,502)
Balance of Shares Held 12/31/2018	12,471,282
Value	$12,471,282
Change in Unrealized Appreciation/Depreciation	$542
Net Realized Gain/(Loss)	$1,529
Dividend Income	$344,511
1	Issuer in default.
2	Non-income-producing security.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2018.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$587,409,769	$—	$587,409,769
Investment Company	12,471,282	—	—	12,471,282
TOTAL SECURITIES	$12,471,282	$587,409,769	$—	$599,881,051
The following acronym is used throughout this portfolio:
MTN	—Medium Term Note

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Income Bond Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 22, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2019